Capital Stock - 2013 Lincoln Park Capital Fund, LLC Stock Purchase Agreement - Additional Information (Detail) (USD $)	0 Months Ended			1 Months Ended			6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended	0 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended
	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Subsequent Event	Jun. 30, 2014 Common Stock Purchase Agreement [Member]	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member]	Dec. 11, 2013 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Mar. 10, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Mar. 10, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Subsequent Event	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Limit One [Member]	Dec. 31, 2013 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Limit One [Member]	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Limit Two [Member]	Dec. 31, 2013 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Limit Two [Member]	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Limit Three [Member]	Dec. 31, 2013 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Limit Three [Member]	Jun. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Minimum [Member]	Dec. 31, 2013 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member] Minimum [Member]
Class of Stock [Line Items]
Potential common stock value to be sold						$ 10,250,000			$ 10,250,000		$ 10,250,000			$ 10,250,000
Number of shares of common stock sold													9,866,666	1,666,666	3,800,000	3,000,000	8,200,000	3,800,000
Common stock sold													1,838,000	250,000	817,000		1,588,000	817,000
Cash fee paid for commitment to purchase additional shares														155,000
Proceeds from sale of common stock	2,377,000	1,000,000	2,025,000	550,000	500,000		2,638,000	3,289,000	6,538,000	2,084,000						484,000	1,588,000
Potential number of shares of common stock to be sold												10,133,334
Potential common stock value to be sold												8,412,000
Common shares authorized to purchase																			200,000	200,000	300,000	300,000	400,000	400,000
Closing price of common stock						$ 0.21			$ 0.21																$ 0.05	$ 0.05
Common stock value under stock purchase agreement																									$ 500,000	$ 500,000